EQUITY TRANSACTIONS (Details) (USD $)	Jan. 31, 2014	Aug. 19, 2013	Apr. 08, 2013
EQUITY TRANSACTIONS as Follows:
Total number of shares of common stock authorized to issue	50,000,000
Number of shares of authorized common stock	300,000,000
Closed a private placement shares			2,000,000
Private placemen aggregate total			$ 500,000
Reverse merger and the private placement issued and outstanding common shares			71,000,000
Lock up agreements shares of the common stock			3,000,000
Released concurrent with the closing of the Transaction			1,000,000
The Company cancelled shares, in the aggregate, of the Company's common stock that was held by two former shareholders		6,000,000
Upon issuance of shares of its common stock to Monfort		3,000,000